                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
    (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2007

Date of reporting period: August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended August 31, 2007

Total Return for the 12 Months Ended August 31, 2007

Class A	Class B	Class C	Class D	MSCI EAFE Index[1]	Lipper Int’l Large-Cap Core Funds Index[2]
15.93%	15.32%	15.17%	16.20%	18.71%	19.04%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The international markets, as represented by the MSCI EAFE Index, returned 18.71 percent for the 12 months ended August 31, 2007. These strong returns were again aided by continued weakness in the U.S. dollar which depreciated against all major currencies, with the exception of the yen, for the 12-month period. In the fourth quarter of 2006, the vigor with which investors regained their appetite for risk continued and cyclical stocks, which are stocks whose prices move in tandem with the economic cycle, outperformed into the first quarter of 2007. However, the strength of returns for the international markets began to falter by the end of the second quarter as market jitters returned amid growing concerns about credit quality in asset backed securities markets. After the indiscriminate selling in July of 2007, investors became a little more discerning about risk in August and the traditional defensive sectors (those that are less dependent on the economic cycle) outperformed during the month.

For the period overall, European markets continued their outperformance over other major regions. The more defensive U.K. market posted strong returns for the 12-month period as did the Pacific ex-Japan region. In contrast, Japan was the notable laggard as economic concerns continued to weigh heavily on the market.

On a sector basis, eight out of 10 sectors posted double-digit returns. Materials was the best performing sector as it benefited from continued demand of hard commodities and investors’ preference for cyclical stocks throughout most of the period. The telecommunications and industrials sectors also performed well during the period. In contrast, the consumer discretionary, energy and financials sectors lagged the MSCI EAFE Index return, while the health care sector was the worst performing sector for the period under review.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

The Fund’s underweight to the financials sector was a positive contributor as the sector significantly underperformed the MSCI EAFE Index on concerns about the U.S. subprime market, the credit cycle and problems unfolding in the commercial paper markets. However, poor performance from the Fund’s Japanese financial holdings, in particular, was a significant detractor in part because of the Bank of Japan’s decision to delay the ‘‘normalization’’ of interest rates (that is, boosting rates from their ultra-low level) due to the country’s weak economic data and the broader global credit crisis. Stock selection and underweight to the industrials sector were also negative influences on relative returns, as investors favored cyclical stocks such as those in the industrials sector over defensive stocks (in which the Fund was more heavily invested) for most of the 12-month period.

The Fund did, however, receive positive contributions from stock selection in and an overweight to the consumer staples sector as the sector enjoyed strong performance driven by corporate activity and takeover speculation. Stock selection in the consumer discretionary sector, primarily in autos, and an overweight to the materials sector, which was the best performing sector for the period, also added value.

We believe the equity markets seem to think the credit crisis is over and are confident in the expectation that the Federal Reserve (the ‘‘Fed’’) stands willing to bail them out once again. However, we believe such confidence is overly optimistic. Although many economists have increased their probabilities of a U.S. recession – and even with the Fed acknowledging that the risks to growth are on the downside – we believe the equity markets are ignoring the elephant in the room. In our view, the crisis is not over yet and we remain comfortable with the Fund’s defensive bias, particularly the large underweight exposure to financials.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Imperial Tobacco Group PLC	3.6%
Nestle S.A. (Registered Shares)	3.5
British American Tobacco PLC	3.5
Cadbury Schweppes PLC	3.5
Holcim Ltd. (Registered Shares)	3.1
Bayer AG	2.2
Kao Corp.	2.2
Ericsson (B Shares)	2.2
Total S.A.	2.1
Unilever NV (Share Certificates)	2.1

TOP FIVE COUNTRIES
United Kingdom	29.2%
Japan	23.8
Switzerland	9.0
Netherlands	7.5
Germany	7.5

Data as of August 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the United States or (d) does not maintain at least 50 percent of its assets in the United States.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

        Average Annual Total Returns — Period Ended August 31, 2007

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	15.93%	[3]	15.32%	[3]	15.17%	[3]	16.20%	[3]
	9.85	[4]	10.32	[4]	14.17	[4]	—
5 Years	15.97	[3]	15.13	[3]	15.11	[3]	16.25	[3]
	14.72	[4]	14.90	[4]	15.11	[4]	—
Since Inception	11.12	[3]	10.30	[3]	10.29	[3]	11.37	[3]
	10.18	[4]	10.30	[4]	10.29	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The term ‘‘free float’’ represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on August 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 – 08/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	03/01/07	08/31/07	03/01/07 – 08/31/07
Class A
Actual (6.42% return)	$1,000.00	$1,064.20	$6.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.77

Class B
Actual (6.16% return)	$1,000.00	$1,061.60	$8.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.09	$8.19

Class C
Actual (5.97% return)	$1,000.00	$1,059.70	$10.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.72	$10.56

Class D
Actual (6.47% return)	$1,000.00	$1,064.70	$5.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.76	$5.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.33%, 1.61%, 2.08% and 1.08% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the ‘‘Adviser’’ and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it did not include any breakpoints. The Board noted that the Fund will be closed to new investors when the Fund’s assets reach $1 billion, subject to certain limited exceptions. The Board considered that the total expense ratio was competitive with the Fund’s expense peer group. The Board concluded that the management fee effectively reflects economies of scale at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (96.3%)
	Australia (a) (1.4%)
	Beverages: Alcoholic
1,004,074	Foster’s Group Ltd. (d)	$5,225,538
	Chemicals: Major Diversified
81,918	Orica Ltd.	1,928,003
	Oil & Gas Production
389,406	Santos Ltd.	4,249,885
	Total Australia	11,403,426
	Austria (a) (1.0%)
	Major Telecommunications
320,987	Telekom Austria AG	8,287,885
	Belgium (a) (2.1%)
	Financial Conglomerates
248,693	Fortis Group	9,132,538
	Major Banks
65,789	KBC Groep NV	8,266,286
	Total Belgium	17,398,824
	Canada (a) (0.6%)
	Oil & Gas Production
81,513	EnCana Corp.	4,779,120
	France (a) (6.3%)
	Construction Materials
41,998	Lafarge S.A. (d)	6,544,661
	Electrical Products
290,049	Legrand S.A. (d)	10,324,663
	Integrated Oil
230,697	Total S.A. (d)	17,334,743
	Major Banks
55,483	BNP Paribas S.A.	5,871,628
	Major Telecommunications
186,190	France Telecom S.A. (d)	5,637,980
	Motor Vehicles
41,485	Renault S.A. (d)	5,613,871
	Total France	51,327,546
	Germany (a) (6.5%)
	Apparel/Footwear
11,819	Adidas AG	696,026
	Chemicals: Major Diversified
230,894	Bayer AG	$18,236,915
	Electric Utilities
147,094	RWE AG	16,554,919
	Motor Vehicles
177,957	Bayerische Motoren Werke (BMW) AG	10,870,738
70,235	DaimlerChrysler AG (Registered Shares)	6,269,504
		17,140,242
	Total Germany	52,628,102
	Greece (a) (1.1%)
	Casino/Gaming
238,390	Greek Organisation of Football Prognostics S.A.	8,734,750
	Ireland (a) (1.2%)
	Construction Materials
220,130	CRH PLC	9,551,912
	Italy (a) (2.2%)
	Integrated Oil
392,084	Eni SpA	13,528,993
	Major Banks
513,021	UniCredito Italiano SpA	4,401,525
	Total Italy	17,930,518
	Japan (a) (23.8%)
	Advertising/Marketing Services
83,900	Asatsu – DK Inc.	2,809,820
	Chemicals: Specialty
297,300	JSR Corp. (d)	6,663,177
653,000	Taiyo Nippon Sanso Corp. (d)	5,777,450
		12,440,627
	Commercial Printing/Forms
282,000	Dai Nippon Printing Co., Ltd.	4,115,106
	Electric Utilities
90,800	Kansai Electric Power Co., Inc. (The)	2,121,523
	Electronic Components
168,200	Hoya Corp. (d)	5,841,342

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Electronic Equipment/Instruments
246,200	Canon Inc.	$14,072,716
57,000	Keyence Corp. (d)	12,645,347
7,100	Kyocera Corp.	650,820
741,000	Mitsubishi Electric Corp.	8,790,763
180,300	Omron Corp.	4,787,309
		40,946,955
	Finance/Rental/Leasing
34,290	Takefuji Corp.	920,803
	Gas Distributors
1,118,000	Osaka Gas Co., Ltd.	4,148,543
	Household/Personal Care
635,000	Kao Corp.	18,042,476
	Industrial Specialties
208,700	Nitto Denko Corp. (d)	9,725,471
	Life/Health Insurance
215,650	T&D Holdings, Inc.	12,543,920
	Major Banks
1,296,000	Shinsei Bank, Ltd.	4,328,754
2,039	Sumitomo Mitsui Financial Group, Inc. (d)	16,128,234
		20,456,988
	Movies/Entertainment
155,700	Oriental Land Co., Ltd.	8,811,070
	Pharmaceuticals: Other
208,100	Astellas Pharma Inc.	9,657,646
	Property – Casualty Insurers
1,279,000	Mitsui Sumitomo Insurance Co., Ltd.	14,432,570
	Railroads
810	Central Japan Railway Co.	9,124,328
	Recreational Products
188,500	Sega Sammy Holdings Inc. (d)	2,882,810
	Semiconductors
4,700	Rohm Co., Ltd.	418,528
	Textiles
1,193,000	Teijin Ltd. (d)	5,968,682
	Wireless Telecommunications
5,292	NTT DoCoMo, Inc.	$8,092,064
	Total Japan	193,501,272
	Netherlands (a) (7.5%)
	Financial Conglomerates
252,202	ING Groep NV (Share Certificates) (d)	10,170,406
	Food: Major Diversified
549,925	Unilever NV (Share Certificates)	16,828,506
	Food: Specialty/Candy
147,641	CSM	4,907,123
	Industrial Specialties
112,833	Akzo Nobel NV	8,898,632
	Integrated Oil
291,375	Royal Dutch Shell PLC (Class A)	11,302,107
	Steel
133,164	Arcelor Mittal NV	8,797,332
	Total Netherlands	60,904,106
	Norway (a) (0.3%)
	Integrated Oil
86,307	Statoil ASA	2,489,546
	Spain (a) (1.9%)
	Major Banks
263,401	Banco Bilbao Vizcaya Argentaria, S.A.	6,076,407
	Major Telecommunications
370,561	Telefonica S.A.	9,233,853
	Total Spain	15,310,260
	Sweden (a) (2.2%)
	Telecommunication Equipment
4,762,141	Telefonaktiebolaget LM Ericsson (B Shares)	17,741,555
	Switzerland (a) (9.0%)
	Construction Materials
230,786	Holcim Ltd. (Registered Shares)	25,012,300

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified
65,164	Nestle S.A. (Registered Shares)	$28,480,302
	Pharmaceuticals: Major
253,037	Novartis AG (Registered Shares)	13,339,661
34,522	Roche Holding AG	6,011,046
		19,350,707
	Total Switzerland	72,843,309
	United Kingdom (a) (29.2%)
	Casino/Gaming
1,430,579	Ladbrokes PLC	12,608,657
	Electric Utilities
653,560	Drax Group PLC	8,780,434
594,590	National Grid PLC	8,917,456
213,088	Scottish & Southern Energy PLC	6,104,221
		23,802,111
	Food: Specialty/Candy
2,386,381	Cadbury Schweppes PLC	28,385,103
	Hotels/Resorts/Cruiselines
411,890	InterContinental Hotels Group PLC	8,631,735
	Household/Personal Care
302,296	Reckitt Benckiser PLC	16,476,716
	Industrial Conglomerates
322,740	Smiths Group PLC	6,434,922
	Integrated Oil
1,057,273	BP PLC	11,866,951
	Major Banks
223,068	HSBC Holdings PLC	4,040,779
849,007	Royal Bank of Scotland Group PLC	9,861,473
		13,902,252
	Other Metals/Minerals
322,441	BHP Billiton PLC	$9,527,008
	Personnel Services
4,679,009	Hays PLC	15,073,014
	Pharmaceuticals: Major
120,558	AstraZeneca PLC	5,953,261
228,577	GlaxoSmithKline PLC	5,968,583
		11,921,844
	Precious Metals
9,290	Lonmin PLC	584,839
	Publishing: Books/Magazines
769,864	Reed Elsevier PLC	9,289,649
	Publishing: Newspapers
246,110	Johnston Press PLC	1,916,982
	Tobacco
855,379	British American Tobacco PLC	28,412,221
638,137	Imperial Tobacco Group PLC	28,878,993
		57,291,214
	Wireless Telecommunications
3,042,630	Vodafone Group PLC	9,846,917
	Total United Kingdom	237,559,914
	Total Common Stocks (Cost $646,212,035)	782,392,045
	Preferred Stock (1.0%)
	Germany (a)
	Motor Vehicles
4,632	Porsche AG (Cost $3,723,577)	8,284,776

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Short-Term Investments (10.0%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (7.6%)
$2,474	AIG Match Funding Corp., 5.55%, 12/17/07 (b)	$2,474,030
1,767	Alliance & Leister Plc., 5.34%, 08/08/08 (b)	1,767,107
884	Bancaja, 5.36%, 08/12/08 (b)	883,554
884	Bank of New York Co., Inc., 5.35%, 08/08/08 (b)	883,554
1,532	Barton Capital Corp., 5.75%, 09/04/07	1,531,956
883	BASF AG, 5.36%, 08/19/08 (b)	883,465
1,767	BNP Paribas Mtn., 5.50%, 05/19/08 (b)	1,767,107
3,534	CAM US Finance SA Unipersonal, 5.37%, 08/01/08 (b)	3,534,214
1,767	Canadian Imperial Bank, NY, 5.42%, 07/28/08 (b)	1,767,107
883	CC USA Inc., 5.26%, 01/28/08 (b)	882,791
3,181	CIT Group Holdings, 5.38%, 06/18/08 (b)	3,180,793
1,767	Credit Suisse First Boston, NY, 5.32%, 03/14/08 (b)	1,767,107
	First Tennessee Bank,
884	5.58%, 08/15/08 (b)	883,554
3,534	5.59%, 08/15/08 (b)	3,533,943
	Goldman Sachs Group, Inc.
884	5.66%, 08/14/08 (b)	883,553
1,661	5.50%, 11/14/08 (b)	1,661,081
884	HSBC Finance Corp., 5.34%, 08/05/08 (b)	883,553
3,535	IBM Corp., 5.30%, 08/08/08 (b)	3,534,561
1,767	KBC, Brussels, 5.75%, 09/04/07	1,767,107
$1,767	Macquarie Bank Ltd., 5.53%, 08/20/08 (b)	$1,767,107
1,772	Marshall & Ilsley Bank, 5.37%, 12/17/07	1,772,064
2,651	Metropolitan Life Global Funding, 5.49%, 08/22/08 (b)	2,650,660
884	National City Bank Cleveland, 5.32%, 09/18/07 (b)	883,537
3,534	National Rural Utilites Coop., Fin., 5.33%, 08/29/08 (b)	3,534,214
2,050	Nationwide Building Society, 5.44%, 07/25/08 (b)	2,049,844
3,534	National Bank Canada, 5.31%, 04/02/08 (b)	3,533,634
3,503	Rhein-Main Securitisaton Limited, 5.33%, 09/24/07	3,503,113
4,241	Societe Generale, NY, 5.55%, 12/31/07 (b)	4,240,625
1,944	Unicredito Delware Inc. 5.62%, 08/14/08 (b)	1,943,893
1,237	Unicredito Italiano Bank (IRE) PLC, 5.35%, 08/08/08 (b)	1,236,975
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $61,585,803)	61,585,803

NUMBER OF SHARES (000)
	Investment Company (c) (2.4%)
19,547	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $19,546,880)	19,546,880
	Total Short-Term Investments (Cost $81,132,683)	81,132,683

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments August 31, 2007 continued

		VALUE
Total Investments (Cost $731,068,295) (e)	107.3%	$871,809,504
Liabilities in Excess of Other Assets	(7.3)	(58,934,994)
Net Assets	100.0%	$812,874,510

(a)	Securities with a total market value of $790,676,821 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on August 31, 2007.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market portfolio – Institutional Class.
(d)	All or a portion of this security was on loan as of August 31, 2007.
(e)	The aggregate cost for federal income tax purposes is $733,528,561. The aggregate gross unrealized appreciation is $163,871,818 and the aggregate gross unrealized depreciation is $25,590,875, resulting in net unrealized appreciation of $138,280,943.

Forward Foreign Currency Contracts Open at August 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	92,917	$126,637	09/04/07	$(158)
	$190,004	JPY 22,019,579	09/04/07	800
Net Unrealized Appreciation				$642

Currency Abbreviations:

 JPY         Japanese Yen.
 EUR        Euro.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments August 31, 2007

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$81,132,683		9.3%
Major Banks	58,975,086		6.8
Tobacco	57,291,214		6.6
Integrated Oil	56,522,340		6.5
Food: Major Diversified	45,308,808		5.2
Electric Utilities	42,478,553		4.9
Construction Materials	41,108,873		4.7
Electronic Equipment/ Instruments	40,946,955		4.7
Household/Personal Care	34,519,192		4.0
Food: Specialty/Candy	33,292,226		3.8
Pharmaceuticals: Major	31,272,551		3.6
Motor Vehicles	31,038,889		3.6
Major Telecommunications	23,159,718		2.7
Casino/Gaming	21,343,407		2.4
Chemicals: Major Diversified	20,164,918		2.3
Financial Conglomerates	19,302,944		2.2
Industrial Specialties	18,624,103		2.1
Wireless Telecommunications	17,938,981		2.1
Telecommunication Equipment	17,741,555		2.0
Personnel Services	15,073,014		1.7
Property – Casualty Insurers	14,432,570		1.7
Life/Health Insurance	12,543,920		1.4
Chemicals: Specialty	$12,440,627		1.4%
Electrical Products	10,324,663		1.2
Pharmaceuticals: Other	9,657,646		1.1
Other Metals/Minerals	9,527,008		1.1
Publishing: Books/Magazines	9,289,649		1.1
Railroads	9,124,328		1.0
Oil & Gas Production	9,029,005		1.0
Movies/Entertainment	8,811,070		1.0
Steel	8,797,332		1.0
Hotels/Resorts/Cruiselines	8,631,735		1.0
Industrial Conglomerates	6,434,922		0.7
Textiles	5,968,682		0.7
Electronic Components	5,841,342		0.7
Beverages: Alcoholic	5,225,538		0.6
Gas Distributors	4,148,543		0.5
Commercial Printing/Forms	4,115,106		0.5
Recreational Products	2,882,810		0.3
Advertising/Marketing Services	2,809,820		0.3
Publishing: Newspapers	1,916,982		0.2
Finance/Rental/Leasing	920,803		0.1
Apparel/Footwear	696,026		0.1
Precious Metals	584,839		0.1
Semiconductors	418,528		0.0
	$871,809,504	*	100.0%

*	Does not include open forward foreign currency contracts with net unrealized appreciation of $642.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Investments in securities, at value (cost $711,521,415) (including $59,129,251 of securities loaned)	$852,262,624
Investments in affiliate (cost $19,546,880)	19,546,880
Unrealized appreciation on open forward foreign currency contracts	800
Foreign cash, at value ($2,313,219)	2,320,619
Receivable for:
Dividends	1,583,108
Investments sold	465,938
Shares of beneficial interest sold	256,746
Foreign withholding taxes reclaimed	149,425
Dividend from affiliate	89,464
Prepaid expenses and other assets	68,268
Receivable from Distributor	33,198
Total Assets	876,777,070
Liabilities:
Collateral on securities loaned at value	61,585,803
Unrealized depreciation on open forward foreign currency contracts	158
Payable for:
Investments purchased	911,674
Shares of beneficial interest redeemed	658,728
Investment advisory fee	540,613
Administration fee	54,229
Transfer agent fee	2,809
Accrued expenses and other payables	148,546
Total Liabilities	63,902,560
Net Assets	$812,874,510
Composition of Net Assets:
Paid-in-capital	$566,641,015
Net unrealized appreciation	140,771,441
Accumulated undistributed net investment income	6,327,211
Accumulated undistributed net realized gain	99,134,843
Net Assets	$812,874,510
Class A Shares:
Net Assets	$125,526,711
Shares Outstanding (unlimited authorized, $.01 par value)	8,911,307
Net Asset Value Per Share	$14.09
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$14.87
Class B Shares:
Net Assets	$184,035,240
Shares Outstanding (unlimited authorized, $.01 par value)	13,189,391
Net Asset Value Per Share	$13.95
Class C Shares:
Net Assets	$66,485,992
Shares Outstanding (unlimited authorized, $.01 par value)	4,804,973
Net Asset Value Per Share	$13.84
Class D Shares:
Net Assets	$436,826,567
Shares Outstanding (unlimited authorized, $.01 par value)	30,849,128
Net Asset Value Per Share	$14.16

Statement of Operations

For the year ended August 31, 2007

Net Investment Income:
Income
Dividends (net of $1,703,682 foreign withholding tax)	$22,600,988
Dividends from affiliate	299,736
Income from securities loaned – net	565,947
Interest	719,277
Total Income	24,185,948
Expenses
Investment advisory fee	6,739,145
Distribution fee (Class A shares)	295,639
Distribution fee (Class B shares)	1,580,969
Distribution fee (Class C shares)	639,843
Transfer agent fees and expenses	1,149,270
Administration fee	673,915
Shareholder reports and notices	377,337
Custodian fees	244,922
Professional fees	83,451
Registration fees	66,963
Trustees’ fees and expenses	14,199
Other	79,277
Total Expenses	11,944,930
Less: amounts waived/reimbursed	(4,274)
Less: expense offset	(5,806)
Net Expenses	11,934,850
Net Investment Income	12,251,098
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	112,401,523
Foreign exchange transactions	(2,001,954)
Net Realized Gain	110,399,569
Net Change in Unrealized Appreciation/Depreciation on:
Investments	774,608
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	1,196,592
Net Change in Unrealized Appreciation/Depreciation	1,971,200
Net Gain	112,370,769
Net Increase	$124,621,867

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,251,098	$14,965,270
Net realized gain	110,399,569	101,057,275
Net change in unrealized appreciation	1,971,200	9,350,056
Net Increase	124,621,867	125,372,601
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,761,480)	(1,330,082)
Class B shares	(1,339,266)	(899,519)
Class C shares	(527,995)	(379,727)
Class D shares	(7,472,390)	(6,565,623)
Net realized gain
Class A shares	(14,866,046)	(6,570,824)
Class B shares	(26,383,716)	(15,336,622)
Class C shares	(8,583,533)	(4,687,045)
Class D shares	(55,111,330)	(29,592,057)
Total Dividends and Distributions	(116,045,756)	(65,361,499)
Net decrease from transactions in shares of beneficial interest	(27,005,032)	(101,181,973)
Net Decrease	(18,428,921)	(41,170,871)
Net Assets:
Beginning of period	831,303,431	872,474,302
End of Period (Including accumulated undistributed net investment income of $6,327,211 and $7,179,198, respectively)	$812,874,510	$831,303,431

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at August 31, 2007 were $59,129,251 and $61,585,803, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration and Sub Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including placing orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $3,183,614 for the year ended August 31, 2007.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of August 31, 2007.

For the year ended August 31, 2007, the distribution fee was accrued for Class B shares at an annual rate of 0.77%. At August 31, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of August 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.94%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $252,537 and $8,436, respectively and received $141,890 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended August 31, 2007, advisory fees paid were reduced by $4,274 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $299,736 for the year ended August 31, 2007. During the year ended August 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $90,720,173 and $71,173,294, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2007 aggregated $239,987,574, and $367,004,205, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At August 31, 2007, investments in securities of issuers in the United Kingdom and Japan were 29.2% and 23.8%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these regions.

At August 31, 2007, the Fund’s cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund’s custodian.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

7.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,018,491	$14,231,870	1,584,508	$20,998,545
Conversion from Class B	1,245,102	17,395,490	980,212	13,040,431
Reinvestment of dividends and distributions	1,127,651	14,817,340	567,518	7,099,654
Redeemed	(2,528,487)	(35,210,025)	(2,468,462)	(32,744,644)
Net increase – Class A	862,757	11,234,675	663,776	8,393,986
CLASS B SHARES
Sold	797,060	11,097,612	1,248,643	16,427,789
Conversion to Class A	(1,256,980)	(17,395,490)	(989,709)	(13,040,431)
Reinvestment of dividends and distributions	1,873,460	24,467,389	1,168,116	14,519,679
Redeemed	(3,332,163)	(46,228,777)	(4,743,299)	(62,239,852)
Net decrease – Class B	(1,918,623)	(28,059,266)	(3,316,249)	(44,332,815)
CLASS C SHARES
Sold	420,994	5,789,648	424,125	5,555,991
Reinvestment of dividends and distributions	630,055	8,171,809	380,689	4,705,315
Redeemed	(1,005,113)	(13,804,764)	(1,743,803)	(22,826,134)
Net increase (decrease) – Class C	45,936	156,693	(938,989)	(12,564,828)
CLASS D SHARES
Sold	3,286,240	46,037,950	5,481,946	72,879,848
Reinvestment of dividends and distributions	4,085,174	53,883,445	2,433,286	30,513,410
Redeemed	(7,865,614)	(110,258,529)	(11,736,454)	(156,071,574)
Net decrease – Class D	(494,200)	(10,337,134)	(3,821,222)	(52,678,316)
Net decrease in Fund	(1,504,130)	$(27,005,032)	(7,412,684)	$(101,181,973)

†	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Ordinary income	$16,125,759	$13,997,461
Long-term capital gains	99,919,997	51,364,038
Total distributions	$116,045,756	$65,361,499

As of August 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$17,899,657
Undistributed long-term gains	90,743,373
Net accumulated earnings	108,643,030
Foreign tax credit pass-through	1,369,286
Post-October losses	(693,795)
Temporary differences	(1,396,201)
Net unrealized appreciation	138,311,175
Total accumulated earnings	$246,233,495

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements August 31, 2007 continued

Permanent differences, due to foreign currency losses, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(2,001,954)	$2,001,954	—

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value   Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.06		$13.13	$11.73	$9.80	$9.21
Income from investment operations:
Net investment income‡	0.21		0.26	0.19	0.12	0.09
Net realized and unrealized gain	1.88		1.73	2.11	1.95	0.57
Total income from investment operations	2.09		1.99	2.30	2.07	0.66
Less dividends and distributions from:
Net investment income	(0.22)		(0.18)	(0.10)	(0.14)	(0.07)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.06)		(1.06)	(0.90)	(0.14)	(0.07)
Net asset value, end of period	$14.09		$14.06	$13.13	$11.73	$9.80
Total Return†	15.93%		16.15%	19.95%	21.22%	7.12%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.36	% (2)	1.37%	1.39%	1.52%	1.59%
Net investment income	1.51	% (2)	1.89%	1.24%	0.94%	1.02%
Supplemental Data:
Net assets, end of period, in thousands	$125,527		$113,122	$96,963	$25,728	$19,827
Portfolio turnover rate	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.89		$12.96	$11.62	$9.71	$9.14
Income from investment operations:
Net investment income‡	0.14		0.14	0.05	0.02	0.01
Net realized and unrealized gain	1.85		1.72	2.13	1.94	0.57
Total income from investment operations	1.99		1.86	2.18	1.96	0.58
Less dividends and distributions from:
Net investment income	(0.09)		(0.05)	(0.04)	(0.05)	(0.01)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(1.93)		(0.93)	(0.84)	(0.05)	(0.01)
Net asset value, end of period	$13.95		$13.89	$12.96	$11.62	$9.71
Total Return†	15.32%		15.22%	19.09%	20.22%	6.32%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.89	% (2)	2.13%	2.15%	2.28%	2.36%
Net investment income	0.98	% (2)	1.13%	0.48%	0.18%	0.25%
Supplemental Data:
Net assets, end of period, in thousands	$184,035		$209,878	$238,781	$210,485	$145,382
Portfolio turnover rate	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.83		$12.92	$11.59	$9.69	$9.13
Income from investment operations:
Net investment income‡	0.11		0.15	0.06	0.02	0.02
Net realized and unrealized gain	1.85		1.71	2.12	1.95	0.56
Total income from investment operations	1.96		1.86	2.18	1.97	0.58
Less dividends and distributions from:
Net investment income	(0.11)		(0.07)	(0.05)	(0.07)	(0.02)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(1.95)		(0.95)	(0.85)	(0.07)	(0.02)
Net asset value, end of period	$13.84		$13.83	$12.92	$11.59	$9.69
Total Return†	15.17%		15.30%	19.11%	20.31%	6.24%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.06	% (2)	2.04%	2.15%	2.28%	2.36%
Net investment income	0.81	% (2)	1.22%	0.48%	0.18%	0.25%
Supplemental Data:
Net assets, end of period, in thousands	$66,486		$65,822	$73,598	$49,971	$28,556
Portfolio turnover rate	29%		36%	34%	43%	32%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.12		$13.17	$11.75	$9.81	$9.23
Income from investment operations:
Net investment income‡	0.25		0.29	0.19	0.14	0.12
Net realized and unrealized gain	1.88		1.74	2.14	1.97	0.55
Total income from investment operations	2.13		2.03	2.33	2.11	0.67
Less dividends and distributions from:
Net investment income	(0.25)		(0.20)	(0.11)	(0.17)	(0.09)
Net realized gain	(1.84)		(0.88)	(0.80)	—	—
Total dividends and distributions	(2.09)		(1.08)	(0.91)	(0.17)	(0.09)
Net asset value, end of period	$14.16		$14.12	$13.17	$11.75	$9.81
Total Return†	16.20%		16.42%	20.21%	21.59%	7.39%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.12	% (2)	1.13%	1.15%	1.28%	1.36%
Net investment income	1.75	% (2)	2.13%	1.48%	1.18%	1.25%
Supplemental Data:
Net assets, end of period, in thousands	$436,827		$442,481	$463,132	$341,442	$218,574
Portfolio turnover rate	29%		36%	34%	43%	32%

†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Value Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the ‘‘Fund’’), including the portfolio of investments, as of August 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 22, 2007

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley International Value Equity Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended August 31, 2007, the Fund paid to its shareholders $1.75 per share from long-term capital gains. Additionally, please note that 100% of the Fund’s ordinary dividends paid during the fiscal year ended August 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.25 per share with respect to this election.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

IVQANN-IU07-04112P-Y08/07	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Annual Report August 31, 2007

Item 2. Code of Ethics.

(a)   The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                        2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

      2007
                                            REGISTRANT       COVERED ENTITIES(1)
         AUDIT FEES .................       $  40,400        N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES .....       $      --(2)     $ 5,041,000(2)
             TAX FEES ...............       $   5,955(3)     $   761,000(4)
             ALL OTHER FEES .........       $      --        $        --
         TOTAL NON-AUDIT FEES .......       $   5,955        $ 5,802,000

         TOTAL ......................       $  46,355        $ 5,802,000

      2006
                                            REGISTRANT       COVERED ENTITIES(1)
         AUDIT FEES .................       $  38,200        N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES .....       $     531(2)     $ 5,328,768(2)
             TAX FEES ...............       $   5,400(3)     $ 1,640,675(4)
             ALL OTHER FEES .........       $      --        $
         TOTAL NON-AUDIT FEES .......       $   5,931        $ 6,969,443

         TOTAL ......................       $  44,151        $ 6,969,443

            N/A- Not applicable, as not required by Item 4.

            (1)   Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.

            (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

            (3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.

            (4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.

                                        3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1.    STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

________________________

(1)   This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
      Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                        4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

      2.    DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3.    AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                        5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5.    TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

      6.    ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8.    PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                        6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

      9.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10.   COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

            Morgan Stanley Retail Funds
            Morgan Stanley Investment Advisors Inc.
            Morgan Stanley & Co. Incorporated
            Morgan Stanley DW Inc.
            Morgan Stanley Investment Management Inc.
            Morgan Stanley Investment Management Limited
            Morgan Stanley Investment Management Private Limited
            Morgan Stanley Asset & Investment Trust Management Co., Limited
            Morgan Stanley Investment Management Company
            Van Kampen Asset Management
            Morgan Stanley Services Company, Inc.
            Morgan Stanley Distributors Inc.
            Morgan Stanley Trust FSB

                                        7

            Morgan Stanley Institutional Funds
            Morgan Stanley Investment Management Inc.
            Morgan Stanley Investment Advisors Inc.
            Morgan Stanley Investment Management Limited
            Morgan Stanley Investment Management Private Limited
            Morgan Stanley Asset & Investment Trust Management Co., Limited
            Morgan Stanley Investment Management Company
            Morgan Stanley & Co. Incorporated
            Morgan Stanley Distribution, Inc.
            Morgan Stanley AIP GP LP
            Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

      (a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange
            Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                        8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        9

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.    This Code of Ethics (the "Code") for the investment companies within the
      Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
      President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

      o     honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

      o     full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the
            Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

      o     compliance with applicable laws and governmental rules and regulations;

      o     prompt internal reporting of violations of the Code to an
            appropriate person or persons identified in the Code; and

      o     accountability for adherence to the Code.

            Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.   COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
      INTEREST

      OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

      Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

      Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

      Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

      Each Covered Officer must not:

      o     use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

      o     cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

      o     use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in
            contemplation of the market effect of such transactions.

                                       12

      Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

      Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

      o     service or significant business relationships as a director on the board of any public or private company;

      o     accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is
            business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

      o     any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

      o     a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.  DISCLOSURE AND COMPLIANCE

      o     Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
            Funds;

      o     each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
            Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

      o     each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

      o     it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.   REPORTING AND ACCOUNTABILITY

      Each Covered Officer must:

      o     upon adoption of the Code (thereafter as applicable, upon becoming a
            Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

      o     annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

      o     not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

      o     notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

      The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

      The Funds will follow these procedures in investigating and enforcing this
Code:

      o     the General Counsel will take all appropriate action to investigate any potential violations reported to him;

      o     if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

      o     any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

      o     if the directors/trustees/managing general partners who are not
            "interested persons" as defined by the Investment Company Act (the
            "Independent Directors/Trustees/Managing General Partners") of the
            relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________________
(2)   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

            policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

      o     the Independent Directors/Trustees/Managing General Partners of the
            relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

      o     any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.    OTHER POLICIES AND PROCEDURES

      This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.   AMENDMENTS

      Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.  CONFIDENTIALITY

      All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

      The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                                 AUGUST 31, 2007

RETAIL FUNDS

OPEN-END RETAIL FUNDS

      TAXABLE MONEY MARKET FUNDS

1.    Active Assets Government Securities Trust ("AA Government")

2.    Active Assets Institutional Government Securities Trust ("AA Institutional
      Government")

3.    Active Assets Institutional Money Trust ("AA Institutional Money")

4.    Active Assets Money Trust ("AA Money")

5.    Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")

6.    Morgan Stanley U.S. Government Money Market Trust ("Government Money")

      TAX-EXEMPT MONEY MARKET FUNDS

7.    Active Assets California Tax-Free Trust ("AA California")

8.    Active Assets Tax-Free Trust ("AA Tax-Free")

9.    Morgan Stanley California Tax-Free Daily Income Trust ("California
      Tax-Free Daily")

10.   Morgan Stanley New York Municipal Money Market Trust ("New York Money")

11.   Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

      EQUITY FUNDS

12.   Morgan Stanley Allocator Fund ("Allocator Fund")+

13.   Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+

14.   Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+

15.   Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+

16.   Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+

17.   Morgan Stanley European Equity Fund Inc. ("European Equity")+

18.   Morgan Stanley Financial Services Trust ("Financial Services")+

19.   Morgan Stanley Focus Growth Fund ("Focus Growth")+

20.   Morgan Stanley Fundamental Value Fund ("Fundamental Value")+

21.   Morgan Stanley FX Series - FX Alpha Plus Strategy Portfolio ("Alpha
      Plus")+

22.   Morgan Stanley FX Series - FX Alpha Strategy Portfolio ("Alpha")+

23.   Morgan Stanley Global Advantage Fund ("Global Advantage")+

24.   Morgan Stanley Global Dividend Growth Securities ("Global Dividend
      Growth")+

                                       17

25.   Morgan Stanley Health Sciences Trust ("Health Sciences")+

26.   Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

27.   Morgan Stanley International Fund ("International Fund")+

28.   Morgan Stanley International SmallCap Fund ("International SmallCap")+

29.   Morgan Stanley International Value Equity Fund ("International Value")+

30.   Morgan Stanley Japan Fund ("Japan Fund")+

31.   Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+

32.   Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+

33.   Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+

34.   Morgan Stanley Natural Resource Development Securities Inc. ("Natural
      Resource")+

35.   Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+

36.   Morgan Stanley Real Estate Fund ("Real Estate")+

37.   Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+

38.   Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+

39.   Morgan Stanley Special Growth Fund ("Special Growth")+

40.   Morgan Stanley Special Value Fund ("Special Value")+

41.   Morgan Stanley Technology Fund ("Technology")+

42.   Morgan Stanley Total Market Index Fund ("Total Market Index")+

43.   Morgan Stanley Utilities Fund ("Utilities Fund")+

44.   Morgan Stanley Value Fund ("Value Fund")+

      BALANCED FUNDS

45.   Morgan Stanley Balanced Fund ("Balanced")+

      ASSET ALLOCATION FUND

46.   Morgan Stanley Strategist Fund ("Strategist Fund")+

      TAXABLE FIXED-INCOME FUNDS

47.   Morgan Stanley Convertible Securities Trust ("Convertible Securities")+

48.   Morgan Stanley Flexible Income Trust ("Flexible Income")+

49.   Morgan Stanley Income Trust ("Income Trust")+

50.   Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+

51.   Morgan Stanley Limited Duration Fund ("Limited Duration Fund")

52.   Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
      U.S. Government")

53.   Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+

54.   Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

      TAX-EXEMPT FIXED-INCOME FUNDS

55.   Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+

56.   Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")

                                       18

57.   Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+

58.   Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

      SPECIAL PURPOSE FUNDS

59.   Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

      o     Balanced Growth Portfolio

      o     Capital Opportunities Portfolio

      o     Developing Growth Portfolio

      o     Dividend Growth Portfolio

      o     Equally-Weighted S&P 500 Portfolio

      o     Flexible Income Portfolio

      o     Focus Growth Portfolio

      o     Global Equity Portfolio

      o     Growth Portfolio

      o     Money Market Portfolio

      o     Utilities Portfolio

60.   Morgan Stanley Variable Investment Series ("Variable Investment")

      o     Aggressive Equity Portfolio

      o     Dividend Growth Portfolio

      o     Equity Portfolio

      o     European Equity Portfolio

      o     Global Advantage Portfolio

      o     Global Dividend Growth Portfolio

      o     High Yield Portfolio

      o     Income Builder Portfolio

      o     Limited Duration Portfolio

      o     Money Market Portfolio

      o     Income Plus Portfolio

      o     S&P 500 Index Portfolio

      o     Strategist Portfolio

      o     Utilities Portfolio

CLOSED-END RETAIL FUNDS

      TAXABLE FIXED-INCOME CLOSED-END FUNDS

61.   Morgan Stanley Income Securities Inc. ("Income Securities")

62.   Morgan Stanley Prime Income Trust ("Prime Income")

      TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

                                       19

63.   Morgan Stanley California Insured Municipal Income Trust ("California
      Insured Municipal")

64.   Morgan Stanley California Quality Municipal Securities ("California
      Quality Municipal")

65.   Morgan Stanley Insured California Municipal Securities ("Insured
      California Securities")

66.   Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")

67.   Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")

68.   Morgan Stanley Insured Municipal Securities ("Insured Municipal
      Securities")

69.   Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")

70.   Morgan Stanley Municipal Income Opportunities Trust ("Municipal
      Opportunities")

71.   Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
      Opportunities II")

72.   Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
      Opportunities III")

73.   Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")

74.   Morgan Stanley New York Quality Municipal Securities ("New York Quality
      Municipal")

75.   Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")

76.   Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
      Investment")

77.   Morgan Stanley Quality Municipal Securities ("Quality Municipal
      Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.    Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

      Active Portfolios:

            o     Active International Allocation Portfolio

            o     Emerging Markets Portfolio

            o     Emerging Markets Debt Portfolio

            o     Focus Equity Portfolio

            o     Global Franchise Portfolio

            o     Global Real Estate Portfolio

            o     Global Value Equity Portfolio

            o     International Equity Portfolio

            o     International Growth Equity Portfolio

            o     International Magnum Portfolio

            o     International Real Estate Portfolio

            o     International Small Cap Portfolio

            o     Large Cap Relative Value Portfolio

                                       20

            o     Money Market Portfolio

            o     Municipal Money Market Portfolio

            o     Small Company Growth Portfolio

            o     Systematic Active large Cap Core Portfolio

            o     Systematic Active Small Cap Core Portfolio

            o     Systematic Active Small Cap Growth Portfolio

            o     Systematic Active Small Cap Value Portfolio

            o     U.S. Large Cap Growth Portfolio

            o     U.S. Real Estate Portfolio

      Inactive Portfolios*:

            o     China Growth Portfolio

            o     Gold Portfolio

            o     Large Cap Relative Value Portfolio

            o     MicroCap Portfolio

            o     Mortgage-Backed Securities Portfolio

            o     Municipal Bond Portfolio

            o     U.S. Equity Plus Portfolio

2.    Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

      Active Portfolios:

            o     Advisory Portfolio

            o     Advisory Foreign Fixed Income II Portfolio

            o     Advisory Foreign Fixed Income Portfolio

            o     Balanced Portfolio

            o     Core Fixed Income Portfolio

            o     Core Plus Fixed Income Portfolio

            o     Equity Portfolio

            o     Equity Plus Portfolio

            o     High Yield Portfolio

            o     Intermediate Duration Portfolio

            o     International Fixed Income Portfolio

            o     Investment Grade Fixed Income Portfolio

            o     Limited Duration Portfolio

            o     Long Duration Fixed Income Portfolio

            o     Mid-Cap Growth Portfolio

            o     Municipal Portfolio

            o     U.S. Mid-Cap Value Portfolio

________________________

* Have not commenced or have ceased operations

                                       21

            o     U.S. Small-Cap Value Portfolio

            o     Value Portfolio

      Inactive Portfolios*:

            o     Balanced Plus Portfolio

            o     Growth Portfolio

            o     Investment Grade Credit Advisory Portfolio

            o     Mortgage Advisory Portfolio

            o     New York Municipal Portfolio

            o     Targeted Duration Portfolio

            o     Value II Portfolio

3.    The Universal Institutional Funds, Inc. ("Universal Funds")

      Active Portfolios:

            o     Core Plus Fixed Income Portfolio

            o     Emerging Markets Debt Portfolio

            o     Emerging Markets Equity Portfolio

            o     Equity and Income Portfolio

            o     Equity Growth Portfolio

            o     Global Franchise Portfolio

            o     Global Real Estate Portfolio

            o     Global Value Equity Portfolio

            o     High Yield Portfolio

            o     International Growth Equity Portfolio

            o     International Magnum Portfolio

            o     Mid-Cap Growth Portfolio

            o     Small Company Growth Portfolio

            o     U.S. Mid-Cap Value Portfolio

            o     U.S. Real Estate Portfolio

            o     Value Portfolio

      Inactive Portfolios*:

            o     Balanced Portfolio

            o     Capital Preservation Portfolio

            o     Core Equity Portfolio

            o     International Fixed Income Portfolio

            o     Investment Grade Fixed Income Portfolio

            o     Latin American Portfolio

            o     Multi-Asset Class Portfolio

            o     Targeted Duration Portfolio

_____________________

                                       22

4.    Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

      Active Portfolios:

            o     Government Portfolio

            o     Money Market Portfolio

            o     Prime Portfolio

            o     Tax-Exempt Portfolio

            o     Treasury Portfolio

      Inactive Portfolios*:

            o     Government Securities Portfolio

            o     Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.    Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")

6.    Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")

7.    Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")

8.    Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")

9.    Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")

10.   Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")

11.   The Latin American Discovery Fund, Inc. ("Latin American Discovery")

12    The Malaysia Fund, Inc. ("Malaysia Fund")

13.   The Thai Fund, Inc. ("Thai Fund")

14.   The Turkish Investment Fund, Inc. ("Turkish Investment")

15.   India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.   Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.    Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.    Morgan Stanley Absolute Return Fund

2.    Morgan Stanley Institutional Fund of Hedge Funds II

_____________________

* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Arthur Lev

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley International
      Value Equity Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 18, 2007

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley International
      Value Equity Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 18, 2007

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 18, 2007                       /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 18, 2007                       /s/ Francis Smith
                                             ----------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       31